INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

5.                       INTANGIBLE ASSETS, NET

	As of December 31,
	2011	2012
	$	$
Trademarks	25,000	25,000
Software	3,371,959	3,706,155
Less: accumulated amortization	(1,946,739)	(2,467,511)
	1,450,220	1,263,644

Amortization expense was $348,650, $477,043 and $520,772 for the years ended December 31, 2010, 2011 and 2012, respectively. The estimated amortization expense is $505,600, $425,190, $265,985, $148,510 and $29,789 for the years ending December 31, 2013, 2014, 2015, 2016 and 2017, respectively.

For the year ended December 31, 2012, the Group recognized an impairment charge on its software of $111,274 as discussed in Note 4 above.